Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost, Balance beginning	$ 35,941,307	$ 38,064,952
Additions	244,581	2,108,242
Disposals	(4,266,556)	(827,687)
Impairment of fixed assets		(3,702,367)
Exchange differences	(231,934)	298,167
Cost, Ending balance	31,687,398	35,941,307
Accumulated Depreciation
Accumulated Depreciation, Ending balance	31,897,582	29,998,191
Depreciation charged for the year	1,071,625	2,223,647
Disposals	(4,262,305)	(619,594)
Exchange differences	(203,360)	295,338
Accumulated Depreciation, Ending balance	28,503,542	31,897,582
Net book value, Balance	3,183,856	4,043,725
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Leasehold Improvements [Member]
Cost
Cost, Balance beginning	3,073,809	3,146,864
Additions
Disposals	(988,790)	(106,385)
Impairment of fixed assets
Exchange differences	(34,997)	33,330
Cost, Ending balance	2,050,022	3,073,809
Accumulated Depreciation
Accumulated Depreciation, Ending balance	2,605,039	2,577,341
Depreciation charged for the year	101,235	105,006
Disposals	(988,784)	(106,287)
Exchange differences	(31,330)	28,979
Accumulated Depreciation, Ending balance	1,686,160	2,605,039
Net book value, Balance	363,862	468,770
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Machinery and Equipment [Member]
Cost
Cost, Balance beginning	4,829,343	4,868,015
Additions	36,276	13,390
Disposals		(107,569)
Impairment of fixed assets
Exchange differences	(18,507)	55,507
Cost, Ending balance	4,847,112	4,829,343
Accumulated Depreciation
Accumulated Depreciation, Ending balance	4,761,599	4,748,031
Depreciation charged for the year	48,875	67,840
Disposals		(107,565)
Exchange differences	(17,940)	53,293
Accumulated Depreciation, Ending balance	4,792,534	4,761,599
Net book value, Balance	54,578	67,744
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Office Furbishing and Equipment [Member]
Cost
Cost, Balance beginning	5,335,825	5,354,351
Additions	34,260	26,202
Disposals	(2,609,458)	(97,835)
Impairment of fixed assets
Exchange differences	(80,975)	53,107
Cost, Ending balance	2,679,652	5,335,825
Accumulated Depreciation
Accumulated Depreciation, Ending balance	5,015,520	4,889,742
Depreciation charged for the year	122,119	166,670
Disposals	(2,607,288)	(91,802)
Exchange differences	(80,027)	50,910
Accumulated Depreciation, Ending balance	2,450,324	5,015,520
Net book value, Balance	229,328	320,305
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Vehicles [Member]
Cost
Cost, Balance beginning	15,505,385	15,518,987
Additions	154,597	39,199
Disposals	(306,145)	(214,021)
Impairment of fixed assets
Exchange differences	(63,111)	161,220
Cost, Ending balance	15,364,019	15,505,385
Accumulated Depreciation
Accumulated Depreciation, Ending balance	13,880,678	13,493,656
Depreciation charged for the year	373,205	448,136
Disposals	(304,070)	(213,092)
Exchange differences	(57,234)	151,978
Accumulated Depreciation, Ending balance	13,892,579	13,880,678
Net book value, Balance	1,471,440	1,624,707
Transfer in (out)	73,293
Assets under Construction [Member]
Cost
Cost, Balance beginning	108,909	33,222
Additions		74,126
Disposals
Impairment of fixed assets
Exchange differences	(2,153)	1,561
Cost, Ending balance	33,463	108,909
Accumulated Depreciation
Accumulated Depreciation, Ending balance
Depreciation charged for the year
Disposals
Exchange differences
Accumulated Depreciation, Ending balance
Net book value, Balance	33,463	108,909
Transfer in (out)	(73,293)
GDM Machines [Member]
Cost
Cost, Balance beginning	3,133,883	1,948,698
Additions	19,448	1,144,766
Disposals
Impairment of fixed assets
Exchange differences	(12,106)	40,419
Cost, Ending balance	3,141,225	3,133,883
Accumulated Depreciation
Accumulated Depreciation, Ending balance	1,680,593	1,230,247
Depreciation charged for the year	426,191	429,512
Disposals
Exchange differences	3,256	20,834
Accumulated Depreciation, Ending balance	2,110,040	1,680,593
Net book value, Balance	1,031,185	1,453,290
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Robots [Member]
Cost
Cost, Balance beginning	3,954,153	7,194,815
Additions		810,559
Disposals	(362,163)	(301,877)
Impairment of fixed assets		(3,702,367)
Exchange differences	(20,085)	(46,977)
Cost, Ending balance	3,571,905	3,954,153
Accumulated Depreciation
Accumulated Depreciation, Ending balance	3,954,153	3,059,174
Depreciation charged for the year		1,006,483
Disposals	(362,163)	(100,848)
Exchange differences	(20,085)	(10,656)
Accumulated Depreciation, Ending balance	3,571,905	3,954,153
Net book value, Balance
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